INVESTMENT OPERATIONS	12 Months Ended
Dec. 31, 2011
INVESTMENT OPERATIONS
INVESTMENT OPERATIONS

4. INVESTMENT OPERATIONS

        Major categories of net investment income are summarized as follows:

	For The Year Ended December 31,
	2011	2010	2009
	(Dollars In Thousands)
Fixed maturities	$1,416,861	$1,302,226	$1,305,738
Equity securities	21,274	18,516	21,700
Mortgage loans	336,542	311,253	249,849
Investment real estate	3,459	3,180	3,666
Short-term investments	69,791	72,803	110,198

	1,847,927	1,707,978	1,691,151
Other investment expenses	27,284	24,302	26,115

Net investment income	$1,820,643	$1,683,676	$1,665,036

        Net realized investment gains (losses) for all other investments are summarized as follows:

	For The Year Ended December 31,
	2011	2010	2009
	(Dollars In Thousands)
Fixed maturities	$80,180	$50,056	$5,323
Equity securities	9,194	6,488	14,312
Impairments on fixed maturity securities	(47,442)	(39,696)	(160,473)
Impairments on equity securities	—	(1,814)	(19,572)
Modco trading portfolio	164,224	109,399	285,178
Other investments	(18,683)	(11,577)	(4,619)

Total realized gains (losses)—investments	$187,473	$112,856	$120,149

        For the year ended December 31, 2011, gross realized gains on investments available-for-sale (fixed maturities, equity securities, and short-term investments) were $104.8 million and gross realized losses were $62.1 million, including $46.7 million of impairment losses. The $46.7 million excludes $0.7 million of impairment losses in the trading portfolio for the year ended December 31, 2011. For the year ended December 31, 2010, gross realized gains on investments available-for-sale (fixed maturities, equity securities, and short-term investments) were $98.2 million and gross realized losses were $82.9 million, including $41.3 million of impairment losses. The $41.3 million excludes $0.3 million of impairment losses in the trading portfolio for the year ended December 31, 2010. For the year ended December 31, 2009, gross realized gains on investments available-for-sale (fixed maturities, equity securities, and short-term investments) were $41.6 million and gross realized losses were $196.2 million, including $174.2 million of impairment losses.

        The $9.2 million of gains included in equity securities for the year ended December 31, 2011, primarily relates to gains of $6.9 million on securities that have recovered in value as the issuer exited bankruptcy and $1.2 million that relates to gains recognized on the sale of Federal National Mortgage Association preferreds.

        For the year ended December 31, 2011, the Company sold securities in an unrealized gain position with a fair value (proceeds) of $2.2 billion. The gain realized on the sale of these securities was $104.8 million. For the year ended December 31, 2010, the Company sold securities in an unrealized gain position with a fair value (proceeds) of $2.9 billion. The gain realized on the sale of these securities was $98.2 million. For the year ended December 31, 2009, the Company sold securities in an unrealized gain position with a fair value (proceeds) of $2.2 billion. The gain realized on the sale of these securities was $41.6 million.

        For the year ended December 31, 2011, the Company sold securities in an unrealized loss position with a fair value (proceeds) of $264.0 million. The loss realized on the sale of these securities was $15.4 million. The Company made the decision to exit these holdings in order to reduce its European financial exposure.

        For the year ended December 31, 2010, the Company sold securities in an unrealized loss position with a fair value (proceeds) of $705.5 million. The loss realized on the sale of these securities was $41.6 million. For the year ended December 31, 2009, the Company sold securities in an unrealized loss position with a fair value (proceeds) of $302.1 million. The loss realized on the sale of these securities was $22.0 million.

        Certain European countries have experienced varying degrees of financial stress. Risks from the continued debt crisis in Europe could continue to disrupt the financial markets which could have a detrimental impact on global economic conditions and on sovereign and non-sovereign obligations. Although the financial relief plan announced by European leaders on October 27, 2011, initially drew favorable responses from the financial markets, details remain to be negotiated and implementation is subject to certain contingencies and risks. There remains considerable uncertainty as to future developments in the European debt crisis and the impact on financial markets. For the year ended December 31, 2011, the Company recorded $28.6 million of impairments and credit related losses related to our European holdings, which resulted in a charge to earnings. The chart shown below includes the Company's non-sovereign fair value exposures in these countries as of December 31, 2011. As of December 31, 2011, the Company had no unfunded exposure and had no direct sovereign fair value exposure.

	Non-sovereign Debt
			Total Gross Funded Exposure
Financial Instrument and Country	Financial	Non-financial
	(Dollars In Millions)
Securities:
United Kingdom	$372.1	$347.2	$719.3
Switzerland	131.0	193.6	324.6
France	127.4	78.3	205.7
Sweden	163.5	—	163.5
Netherlands	81.9	66.4	148.3
Spain	38.7	79.0	117.7
Belgium	—	103.1	103.1
Germany	31.8	62.3	94.1
Ireland	5.3	82.2	87.5
Luxembourg	—	50.1	50.1
Italy	—	40.9	40.9
Norway	—	13.9	13.9

Total securities	951.7	1,117.0	2,068.7
Derivatives:
Germany	3.8	—	3.8

	$955.5	$1,117.0	$2,072.5

        The amortized cost and fair value of the Company's investments classified as available-for-sale as of December 31, are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Total OTTI Recognized in OCI(1)
	(Dollars In Thousands)
2011
Fixed maturities:
Bonds
Residential mortgage-backed securities	$2,345,578	$82,594	$(86,042)	$2,342,130	$(47,806)
Commercial mortgage-backed securities	531,322	24,466	(4,229)	551,559	—
Other asset-backed securities	997,398	6,529	(90,898)	913,029	(6,559)
U.S. government-related securities	1,150,525	65,212	(58)	1,215,679	—
Other government-related securities	88,058	4,959	—	93,017	—
States, municipals, and political subdivisions	1,154,374	173,408	—	1,327,782	—
Corporate bonds	16,910,738	1,920,142	(250,595)	18,580,285	1,787

	23,177,993	2,277,310	(431,822)	25,023,481	(52,578)
Equity securities	328,833	5,993	(16,635)	318,191	(74)
Short-term investments	15,649	—	—	15,649	—

	$23,522,475	$2,283,303	$(448,457)	$25,357,321	$(52,652)

2010
Fixed maturities:
Bonds
Residential mortgage-backed securities	$2,552,207	$49,970	$(113,051)	$2,489,126	$(19,385)
Commercial mortgage-backed securities	169,530	6,429	(933)	175,026	—
Other asset-backed securities	966,536	679	(59,824)	907,391	(714)
U.S. government-related securities	1,136,477	33,999	(2,881)	1,167,595	—
Other government-related securities	195,478	5,744	(15)	201,207	—
States, municipals, and political subdivisions	983,392	8,754	(22,535)	969,611	—
Corporate bonds	15,023,322	944,896	(177,186)	15,791,032	5,992

	21,026,942	1,050,471	(376,425)	21,700,988	(14,107)
Equity securities	337,740	15,089	(5,282)	347,547	(28)
Short-term investments	238,537	—	—	238,537	—

	$21,603,219	$1,065,560	$(381,707)	$22,287,072	$(14,135)

(1)
These amounts are included in the gross unrealized gains and gross unrealized losses columns above.

        As of December 31, 2011 and 2010, the Company had an additional $3.0 billion and $3.0 billion of fixed maturities, $17.0 million and $11.9 million of equity securities, and $85.8 million and $114.3 million of short-term investments classified as trading securities, respectively.

        The amortized cost and fair value of available-for-sale fixed maturities as of December 31, 2011, by expected maturity, are shown below. Expected maturities of securities without a single maturity date are allocated based on estimated rates of prepayment that may differ from actual rates of prepayment.

	Amortized Cost	Fair Value
	(Dollars In Thousands)
Due in one year or less	$565,556	$574,037
Due after one year through five years	4,397,791	4,554,896
Due after five years through ten years	5,924,918	6,353,617
Due after ten years	12,289,728	13,540,931

	$23,177,993	$25,023,481

        Each quarter the Company reviews investments with unrealized losses and tests for other-than-temporary impairments. The Company analyzes various factors to determine if any specific other-than-temporary asset impairments exist. These include, but are not limited to: 1) actions taken by rating agencies, 2) default by the issuer, 3) the significance of the decline, 4) an assessment of the Company's intent to sell the security (including a more likely than not assessment of whether the Company will be required to sell the security) before recovering the security's amortized cost, 5) the time period during which the decline has occurred, 6) an economic analysis of the issuer's industry, and 7) the financial strength, liquidity, and recoverability of the issuer. Management performs a security by security review each quarter in evaluating the need for any other-than-temporary impairments. Although no set formula is used in this process, the investment performance, collateral position, and continued viability of the issuer are significant measures considered, and in some cases, an analysis regarding the Company's expectations for recovery of the security's entire amortized cost basis through the receipt of future cash flows is performed. Once a determination has been made that a specific other-than-temporary impairment exists, the security's basis is adjusted and an other-than-temporary impairment is recognized. Equity securities that are other-than-temporarily impaired are written down to fair value with a realized loss recognized in earnings. Other-than-temporary impairments to debt securities that the Company does not intend to sell and does not expect to be required to sell before recovering the security's amortized cost are written down to discounted expected future cash flows ("post impairment cost") and credit losses are recorded in earnings. The difference between the securities' discounted expected future cash flows and the fair value of the securities is recognized in other comprehensive income (loss) as a non-credit portion of the recognized other-than-temporary impairment. When calculating the post impairment cost for residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS"), and other asset-backed securities (collectively referred to as asset-backed securities or "ABS"), the Company considers all known market data related to cash flows to estimate future cash flows. When calculating the post impairment cost for corporate debt securities, the Company considers all contractual cash flows to estimate expected future cash flows. To calculate the post impairment cost, the expected future cash flows are discounted at the original purchase yield. Debt securities that the Company intends to sell or expects to be required to sell before recovery are written down to fair value with the change recognized in earnings.

        During the year ended December 31, 2011, the Company recorded pre-tax other-than-temporary impairments of investments of $62.3 million. Of the $62.3 million of impairments for the year ended December 31, 2011, $47.4 million was recorded in earnings and $14.9 million was recorded in other comprehensive income (loss). For the year ended December 31, 2011, there was $62.3 million of pre-tax other-than-temporary impairments related to debt securities and no impairments related to equity securities. For the year ended December 31, 2011, pre-tax other-than-temporary impairments related to debt securities that the Company does not intend to sell and does not expect to be required to sell prior to recovering amortized cost were $52.8 million, with $37.9 million of credit losses recorded on debt securities in earnings and $14.9 million of non-credit losses recorded in other comprehensive income (loss). During the same period, other-than-temporary impairments related to debt securities that the Company intends to sell or expects to be required to sell were $9.5 million and were recorded in earnings.

        During the year ended December 31, 2010, the Company recorded other-than-temporary impairments of investments of $75.3 million. Of the $75.3 million of impairments for the year ended December 31, 2010, $41.5 million was recorded in earnings and $33.8 million was recorded in other comprehensive income (loss). For the year ended December 31, 2010, there was $2.5 million of other-than-temporary impairments related to equity securities. For the year ended December 31, 2010, there was $72.8 million of other-than-temporary impairments related to debt securities. During this period, there was no other-than-temporary impairments related to debt securities or equity securities that the Company intends to sell or expects to be required to sell.

        During the year ended December 31, 2009, the Company recorded other-than-temporary impairments of investments of $227.8 million. Of the $227.8 million of impairments for the year ended December 31, 2009, $180.1 million was recorded in earnings and $47.7 million was recorded in other comprehensive income (loss). For the year ended December 31, 2009, there was $19.6 million of other-than-temporary impairments related to equity securities and $208.2 million of other-than-temporary impairments related to debt securities. For the year ended December 31, 2009, other-than-temporary impairments related to debt securities that the Company does not intend to sell and does not expect to be required to sell prior to recovering amortized cost were $177.8 million, with $130.1 million of credit losses recorded on debt securities in earnings and $47.7 million of non-credit losses recorded in other comprehensive income (loss). During the same period, other-than-temporary impairments related to debt securities that the Company intends to sell or expects to be required to sell were $30.4 million and were recorded in earnings

        The following chart is a rollforward of available-for-sale credit losses on debt securities held by the Company for which a portion of an other-than-temporary impairment was recognized in other comprehensive income (loss):

	For The Year Ended December 31,
	2011	2010	2009
	(Dollars In Thousands)
Beginning balance	$39,427	$25,076	$—
Additions for newly impaired securities	12,731	27,029	80,205
Additions for previously impaired securities	20,650	4,970	7,136
Reductions for previously impaired securities due to a change in expected cash flows	—	—	(32,451)
Reductions for previously impaired securities that were sold in the current period	(3,089)	(17,648)	(29,687)
Other	—	—	(127)

Ending balance	$69,719	$39,427	$25,076

        The following table includes the gross unrealized losses and fair value of the Company's investments that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2011:

	Less Than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
	(Dollars In Thousands)
Residential mortgage-backed securities	$277,858	$(15,447)	$527,120	$(70,595)	$804,978	$(86,042)
Commercial mortgage-backed securities	78,892	(4,229)	—	—	78,892	(4,229)
Other asset-backed securities	531,653	(32,074)	190,639	(58,824)	722,292	(90,898)
U.S. government-related securities	21,311	(58)	—	—	21,311	(58)
Other government-related securities	—	—	—	—	—	—
States, municipalities, and political subdivisions	—	—	—	—	—	—
Corporate bonds	1,880,931	(132,297)	526,333	(118,298)	2,407,264	(250,595)
Equities	50,638	(8,436)	22,295	(8,199)	72,933	(16,635)

	$2,841,283	$(192,541)	$1,266,387	$(255,916)	$4,107,670	$(448,457)

        The RMBS have a gross unrealized loss greater than twelve months of $70.6 million as of December 31, 2011. These losses relate to a widening in spreads and defaults as a result of continued weakness in the residential housing market which have reduced the fair value of the RMBS holdings. Factors such as the credit enhancement within the deal structure, the average life of the securities, and the performance of the underlying collateral support the recoverability of these investments.

        The other asset-backed securities have a gross unrealized loss greater than twelve months of $58.8 million as of December 31, 2011. This category predominately includes student-loan backed auction rate securities, the underlying collateral, of which is at least 97% guaranteed by the Federal Family Education Loan Program ("FFELP"). These unrealized losses have occurred within the Company's auction rate securities ("ARS") portfolio since the market collapse during 2008. At this time, the Company has no reason to believe that the U.S. Department of Education would not honor the FFELP guarantee, if it were necessary. In addition, the Company has the ability and intent to hold these securities until their values recover or until maturity.

        The corporate bonds category has gross unrealized losses greater than twelve months of $118.3 million as of December 31, 2011. These losses relate primarily to fluctuations in credit spreads. The aggregate decline in market value of these securities was deemed temporary due to positive factors supporting the recoverability of the respective investments. Positive factors considered include credit ratings, the financial health of the issuer, the continued access of the issuer to capital markets, and other pertinent information including the Company's ability and intent to hold these securities to recovery.

        The equities category has a gross unrealized loss greater than twelve months of $8.2 million as of December 31, 2011. These losses primarily relate to a widening in credit spreads on perpetual preferred stock holdings. The aggregate decline in market value of these securities was deemed temporary due to factors supporting the recoverability of the respective investments. Positive factors include credit ratings, the financial health of the issuer, the continued access of the issuer to the capital markets, and other pertinent information including the Company's ability and intent to hold these securities to recovery.

        The Company does not consider these unrealized loss positions to be other-than-temporary, based on the factors discussed and because the Company has the ability and intent to hold these investments until the fair values recover, and does not intend to sell or expect to be required to sell the securities before recovering the Company's amortized cost of debt securities.

        The following table includes the gross unrealized losses and fair value of the Company's investments that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2010:

	Less Than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
	(Dollars In Thousands)
Residential mortgage-backed securities	$209,113	$(3,165)	$1,143,254	$(109,886)	$1,352,367	$(113,051)
Commercial mortgage-backed securities	25,679	(933)	—	—	25,679	(933)
Other asset-backed securities	195,426	(17,164)	625,043	(42,660)	820,469	(59,824)
U.S. government-related securities	138,499	(2,881)	—	—	138,499	(2,881)
Other government-related securities	33,936	(8)	14,993	(7)	48,929	(15)
States, municipalities, and political subdivisions	569,660	(22,535)	—	—	569,660	(22,535)
Corporate bonds	2,264,649	(82,343)	835,655	(94,843)	3,100,304	(177,186)
Equities	11,950	(3,321)	13,544	(1,961)	25,494	(5,282)

	$3,448,912	$(132,350)	$2,632,489	$(249,357)	$6,081,401	$(381,707)

        The RMBS have a gross unrealized loss greater than twelve months of $109.9 million as of December 31, 2010. These losses relate to a widening in spreads and defaults as a result of continued weakness in the residential housing market which have reduced the fair value of the RMBS holdings. Factors such as the credit enhancement within the deal structure, the average life of the securities, and the performance of the underlying collateral support the recoverability of the investments.

        The other asset-backed securities have a gross unrealized loss greater than twelve months of $42.7 million as of December 31, 2010. This category predominately includes student-loan backed auction rate securities, the underlying collateral of which is at least 97% FFELP guaranteed. These losses relate to the ARS market collapse during 2008. At this time, the Company has no reason to believe that the U.S. Department of Education would not honor the FFELP guarantee, if it were necessary. In addition, the Company has the ability and intent to hold these securities until their values recover or maturity.

        The corporate bonds category has gross unrealized losses greater than twelve months of $94.8 million as of December 31, 2010. These losses relate primarily to fluctuations in credit spreads. The aggregate decline in market value of these securities was deemed temporary due to positive factors supporting the recoverability of the respective investments. Positive factors considered include credit ratings, the financial health of the issuer, the continued access of the issuer to capital markets, and other pertinent information including the Company's ability and intent to hold these securities to recovery.

        The Company does not consider these unrealized loss positions to be other-than-temporary, based on the factors discussed and because the Company has the ability and intent to hold these investments until the fair values recover, and does not intend to sell or expect to be required to sell the securities before recovering the Company's amortized cost of debt securities.

        As of December 31, 2011, the Company had securities in its available-for-sale portfolio which were rated below investment grade of $1.7 billion and had an amortized cost of $1.9 billion. In addition, included in the Company's trading portfolio, the Company held $232.7 million of securities which were rated below investment grade. Approximately $357.9 million of the below investment grade securities were not publicly traded.

        The change in unrealized gains (losses), net of income tax, on fixed maturity and equity securities, classified as available-for-sale is summarized as follows:

	For The Year Ended December 31,
	2011	2010	2009
	(Dollars In Thousands)
Fixed maturities	$761,437	$696,758	$1,686,669
Equity securities	(13,292)	9,701	33,067

        Certain investments, consisting of fixed maturities, equities, and investment real estate, with a carrying value of $2.1 million were non-income producing for the year ended December 31, 2011.

        Included in the Company's invested assets are $879.8 million of policy loans as of December 31, 2011. The interest rates on standard policy loans range from 3.0% to 8.0%. The collateral loans on life insurance policies have an interest rate of 13.64%.

Securities Lending

        In prior periods, the Company participated in securities lending, primarily as an enhancement to its investment yield. Securities that the Company held as investments were loaned to third parties for short periods of time. The Company required initial collateral, in the form of short-term investments, which equaled 102% of the market value of the loaned securities.

        During the second quarter of 2011, the Company discontinued this program. Certain collateral assets, which the Company previously intended to ultimately dispose of and on which it recorded an other-than-temporary impairment of $1.3 million, were instead retained by the Company and are included in its fixed maturities as of December 31, 2011. The Company currently does not have any intent to sell these securities, nor does the Company anticipate being required to sell them.

Mortgage Loans

        Refer to Note 10, Mortgage Loans for information on the Company's mortgage loan portfolio.